Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information
	Year ended December 31, 2018
Segment results	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
Metal revenues	$67,187	$37,340	$-	$-	$104,527
Production costs	(68,838)	(33,425)	-	-	(102,263)
Depreciation and depletion	(7,175)	(1,425)	-	-	(8,600)
Corporate and administrative expenses	(1,667)	-	22	(10,689)	(12,334)
Loss on sale of asset	-	-	-	(1,589)	(1,589)
Impairment of El Sauzal Plant	-	-	(8,963)	-	(8,963)
(Loss) earnings from operations	$(10,493)	$2,490	$(8,941)	$(12,278)	$(29,222)
Capital expenditures	$11,341	$2,406	$15,759	$19	$29,525

	Year ended December 31, 2017
Segment results	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
Metal revenues	$105,162	$-	$-	$-	$105,162
Production costs	(69,818)	-	-	-	(69,818)
Depreciation and depletion	(4,641)	-	-	-	(4,641)
Corporate and administrative expenses	(2,047)	-	-	(6,590)	(8,637)
Earnings (loss) from operations	$28,656	$-	$-	$(6,590)	$22,066
Capital expenditures	$20,909	$-	$17,256	$163	$38,328

Segment assets and liabilities	San Francisco Mine	Florida Canyon Mine	Ana Paula Project	Other	Total
As at December 31, 2018
Total assets	$91,763	$138,980	$114,496	$3,047	$348,286
Total liabilities	$37,586	$50,669	$1,771	$4,036	$94,062
As at December 31, 2017
Total assets	$89,612	$-	$107,196	$38,827	$235,635
Total liabilities	$33,577	$-	$3,028	$2,445	$39,050

Percentage of Metal Revenues by Major Customers	The percentage breakdown of metal revenues by major customer is as follows:

	Years ended December 31,
	2018	2017
Customer A	59%	94%
Customer B	36%	-
Customer C	5%	5%
Customer D	-	1%
Total	100%	100%

Company's Metal Revenues from Operations	The Company’s metal revenues from operations, all of which are derived in Mexico and the United States, for the years ended December 31, 2018 and 2017, are as follows:

	Years ended December 31,
	2018	2017
Gold	$103,838	$104,510
Silver by-product	689	652
	$104,527	$105,162